Financial Instruments (Details) - Schedule of Other Financial Liabilities - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Other financial liabilities	£ 78,994	£ 82,623
Current
Non-current	78,994	82,623
Warrants [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities	16	515
Embedded Derivative [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities	£ 78,978	£ 82,108